UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—February 29, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   February 29, 2024
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	18
Treasury Money Market Fund	33

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,026.70	$0.50
Federal Money Market Fund	$1,000.00	$1,026.70	$0.55
Treasury Money Market Fund	$1,000.00	$1,026.70	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.37	$0.50
Federal Money Market Fund	$1,000.00	$1,024.32	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.42	$0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.10% for the Cash Reserves Federal Money Market Fund, 0.11% for the Federal Money Market Fund, and 0.09% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 29, 2024
1 - 7 Days	57.5%
8 - 30 Days	19.1
31 - 60 Days	10.1
61 - 90 Days	1.1
91 - 180 Days	11.4
Over 180 Days	0.8

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (69.3%)
[2]	Fannie Mae Discount Notes	5.404%	3/6/24	42,252	42,221
[2]	Fannie Mae Discount Notes	4.902%	3/8/24	48,570	48,520
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	5.350%	3/1/24	52,000	52,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.350%	3/1/24	45,115	45,118
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.360%	3/1/24	21,571	21,573
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.390%	3/1/24	5,768	5,769
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield - 0.040%	5.286%	3/1/24	68,891	68,891
	Federal Farm Credit Discount Notes	5.079%	3/15/24	82,955	82,784
	Federal Home Loan Banks	5.510%	3/8/24	440,037	440,037
	Federal Home Loan Banks Discount Notes	5.346%–5.396%	3/1/24	676,645	676,645
	Federal Home Loan Banks Discount Notes	5.444%	3/5/24	190,714	190,602
	Federal Home Loan Banks Discount Notes	5.404%–5.405%	3/6/24	101,428	101,354
	Federal Home Loan Banks Discount Notes	4.112%–5.401%	3/7/24	83,120	83,046
	Federal Home Loan Banks Discount Notes	5.346%–5.405%	3/8/24	239,399	239,154
	Federal Home Loan Banks Discount Notes	5.405%–5.448%	3/11/24	669,450	668,473
	Federal Home Loan Banks Discount Notes	5.271%–5.395%	3/13/24	1,695,273	1,692,307
	Federal Home Loan Banks Discount Notes	5.283%–5.438%	3/15/24	1,500,834	1,497,764
	Federal Home Loan Banks Discount Notes	5.277%–5.454%	3/18/24	1,098,110	1,095,382
	Federal Home Loan Banks Discount Notes	5.192%–5.412%	3/19/24	1,188,175	1,185,059
	Federal Home Loan Banks Discount Notes	5.395%–5.431%	3/20/24	12,243	12,209
	Federal Home Loan Banks Discount Notes	5.210%–5.427%	3/22/24	581,515	579,731
	Federal Home Loan Banks Discount Notes	5.378%	3/27/24	442,108	440,430
	Federal Home Loan Banks Discount Notes	5.382%–5.413%	4/1/24	746,525	743,140
	Federal Home Loan Banks Discount Notes	5.300%–5.389%	4/3/24	327,758	326,173
	Federal Home Loan Banks Discount Notes	5.391%–5.403%	4/5/24	72,939	72,566
	Federal Home Loan Banks Discount Notes	5.331%–5.395%	4/10/24	588,723	585,296
	Federal Home Loan Banks Discount Notes	5.303%–5.394%	4/12/24	545,942	542,588
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	4/17/24	538,630	534,929
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	4/19/24	513,880	510,187
	Federal Home Loan Banks Discount Notes	5.303%	4/24/24	72,740	72,164
	Federal Home Loan Banks Discount Notes	5.303%–5.401%	4/26/24	240,367	238,393
	Federal Home Loan Banks Discount Notes	5.319%–5.405%	5/3/24	310,857	307,992
	Federal Home Loan Banks Discount Notes	5.334%	5/8/24	136,428	135,075
	Federal Home Loan Banks Discount Notes	5.341%	5/10/24	121,961	120,715
	Federal Home Loan Banks Discount Notes	5.379%	5/17/24	214,762	212,360
	Federal Home Loan Banks Discount Notes	5.346%–5.415%	5/22/24	122,529	121,060
	Federal Home Loan Banks Discount Notes	5.351%	5/24/24	249,546	246,480
	Federal Home Loan Banks Discount Notes	5.351%–5.410%	5/29/24	215,201	212,400

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.351%	5/31/24	24,134	23,813
	Federal Home Loan Banks Discount Notes	5.304%	6/5/24	14,352	14,154
	Federal Home Loan Banks Discount Notes	5.406%	6/26/24	4,939	4,855
	Federal Home Loan Banks Discount Notes	5.395%	7/1/24	64,400	63,260
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	575,100	575,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	574,200	574,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	385,445	385,445
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	360,100	360,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	336,985	336,979
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	316,410	316,410
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	287,600	287,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	287,400	287,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	287,400	287,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	287,270	287,270
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	286,700	286,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	286,700	286,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	216,500	216,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	216,000	216,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	215,500	215,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	215,200	215,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	189,845	189,845
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	186,400	186,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	186,400	186,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	143,775	143,775
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	143,775	143,775
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	143,700	143,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	114,900	114,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	100,700	100,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	86,100	86,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	574,200	574,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	431,465	431,465
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	431,300	431,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	387,100	387,100
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	287,700	287,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	287,600	287,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	286,700	286,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	244,300	244,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	243,600	243,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	215,600	215,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	215,600	215,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	183,300	183,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	143,800	143,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	143,300	143,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	114,800	114,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	85,000	85,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	71,800	71,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	71,700	71,700
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	60,600	60,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	48,500	48,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	503,240	503,240
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	401,500	401,500
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	287,600	287,600
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	287,565	287,565
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	287,000	287,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	157,135	157,135
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	143,740	143,740
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	71,850	71,850
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	48,700	48,700
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	24,300	24,300

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	21,575	21,575
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	288,100	288,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	288,100	288,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	287,100	287,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	133,990	133,990
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	121,600	121,600
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	116,400	116,400
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	243,600	243,600
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	188,800	188,800
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	100,780	100,780
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	60,900	60,900
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	100,600	100,600
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	100,500	100,500
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	71,800	71,800
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	71,800	71,800
[3]	Federal Home Loan Banks, SOFR + 0.030%	5.340%	3/1/24	71,600	71,600
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.345%	3/1/24	216,225	216,225
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.345%	3/1/24	69,225	69,225
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	291,760	291,760
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	291,555	291,555
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	116,830	116,830
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	87,515	87,515
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	73,000	73,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	69,225	69,225
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	50,700	50,700
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	511,015	511,015
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	438,700	438,700
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	365,090	365,090
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	337,800	337,800
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	295,640	295,640
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	187,000	187,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	116,825	116,825
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	58,290	58,290
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,094,255	1,094,255
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	652,760	652,762
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	591,680	591,680
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	583,915	583,915
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	438,000	438,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	295,195	295,195
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	291,600	291,600
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	291,500	291,500
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	222,000	222,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	105,000	105,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	72,900	72,900
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	43,600	43,600
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	532,000	532,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	291,795	291,795
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	291,795	291,795
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	143,600	143,615
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	72,800	72,800
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	598,000	598,000
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	437,445	437,445
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	52,500	52,500
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	598,300	598,300
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	423,100	423,100
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	291,800	291,800
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	102,100	102,100
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	102,085	102,085
[3]	Federal Home Loan Banks, SOFR + 0.070%	5.380%	3/1/24	121,385	121,404
[3]	Federal Home Loan Banks, SOFR + 0.085%	5.395%	3/1/24	157,500	157,500
[3]	Federal Home Loan Banks, SOFR + 0.120%	5.430%	3/1/24	10,815	10,815

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Freddie Mac Discount Notes	5.402%	4/1/24	1,916	1,907
[2]	Freddie Mac Discount Notes	5.415%	5/20/24	923	912
[2]	Freddie Mac Discount Notes	5.355%	5/30/24	15,220	15,019
	United States Treasury Bill	4.960%	3/5/24	1,159,000	1,158,319
	United States Treasury Bill	5.142%–5.222%	3/7/24	2,485,247	2,483,072
	United States Treasury Bill	4.951%–5.192%	3/12/24	1,434,874	1,432,557
	United States Treasury Bill	5.142%–5.232%	3/14/24	2,785,412	2,780,119
	United States Treasury Bill	4.951%–5.162%	3/19/24	2,383,662	2,377,398
	United States Treasury Bill	5.232%	3/21/24	1,129,000	1,125,701
	United States Treasury Bill	4.951%–5.175%	3/26/24	2,259,779	2,251,523
	United States Treasury Bill	5.289%	3/28/24	183,546	182,822
	United States Treasury Bill	5.147%	4/2/24	2,243,442	2,232,993
	United States Treasury Bill	5.142%–5.147%	4/9/24	2,259,000	2,246,178
	United States Treasury Bill	5.151%–5.207%	4/11/24	3,885,733	3,862,432
	United States Treasury Bill	5.227%–5.369%	5/30/24	3,136,670	3,095,504
	United States Treasury Bill	5.160%–5.307%	6/4/24	2,586,451	2,551,070
	United States Treasury Bill	5.087%–5.317%	6/11/24	2,531,062	2,493,876
	United States Treasury Bill	5.122%	6/18/24	1,372,763	1,351,088
	United States Treasury Bill	5.122%	6/25/24	2,244,784	2,207,063
	United States Treasury Bill	5.132%	7/2/24	1,806,380	1,775,181
	United States Treasury Bill	5.253%	8/29/24	998,980	973,214
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.251%	3/1/24	72,960	72,951
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.363%	3/1/24	900,000	900,000
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.451%	3/1/24	123,164	123,014
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.495%	3/1/24	55,403	55,377
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.496%	3/1/24	85,770	85,665
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.526%	3/1/24	541,500	542,177
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.571%	3/1/24	389,476	389,476
Total U.S. Government and Agency Obligations (Cost $81,448,772)					81,448,772
Repurchase Agreements (32.6%)
	Bank of Montreal (Dated 2/2/24, Repurchase Value $129,534,000, collateralized by U.S. Treasury Bill 0.000%, 3/19/24–8/8/24, with a value of $131,580,000)	5.320%	3/1/24	129,000	129,000
	BNP Paribas Securities Corp. (Dated 2/29/24, Repurchase Value $861,547,000, collateralized by U.S. Treasury Bill 0.000%, 4/2/24–7/18/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 10/15/25–2/15/52, and U.S. Treasury Note/Bond 0.250%–6.125%, 4/30/24–8/15/53, with a value of $875,160,000)	5.315%	3/28/24	858,000	858,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 2/8/24, Repurchase Value $144,270,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.500%, 7/15/31–2/15/53, and U.S. Treasury Note/Bond 1.875%–2.875%, 7/31/27–2/15/51, with a value of $145,860,000)	5.330%	4/8/24	143,000	143,000
Canadian Imperial Bank of Commerce (Dated 2/1/24, Repurchase Value $1,034,451,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 10/15/25–2/15/51, and U.S. Treasury Note/Bond 0.375%–4.125%, 7/31/24–8/15/53, with a value of $1,047,540,000)	5.330%	3/21/24	1,027,000	1,027,000
Canadian Imperial Bank of Commerce (Dated 2/2/24, Repurchase Value $195,376,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.375%, 7/15/26–7/15/27, and U.S. Treasury Note/Bond 0.500%–4.375%, 2/15/26–8/15/53, with a value of $197,880,000)	5.320%	3/21/24	194,000	194,000
Canadian Imperial Bank of Commerce (Dated 1/18/24, Repurchase Value $144,333,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 7/15/25–2/15/51, and U.S. Treasury Note/Bond 1.125%–4.125%, 6/15/25–8/15/53, with a value of $145,860,000)	5.325%	3/21/24	143,000	143,000
Canadian Imperial Bank of Commerce (Dated 1/29/24, Repurchase Value $288,451,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.625%, 4/15/27–2/15/51, and U.S. Treasury Note/Bond 0.875%–4.125%, 7/31/24–5/15/52, with a value of $291,720,000)	5.320%	3/27/24	286,000	286,000
Citigroup Global Markets Inc. (Dated 2/28/24, Repurchase Value $1,432,480,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%, 7/15/25, and U.S. Treasury Note/Bond 0.250%–6.875%, 7/31/25–9/30/25, with a value of $1,459,980,000)	5.320%	3/6/24	1,431,000	1,431,000
Credit Agricole Securities (Dated 2/29/24, Repurchase Value $328,048,000, collateralized by U.S. Treasury Note/Bond 0.500%–2.750%, 10/31/27–5/15/29, with a value of $334,560,000)	5.305%	3/1/24	328,000	328,000
Federal Reserve Bank of New York (Dated 2/29/24, Repurchase Value $17,120,520,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.375%, 2/15/29–5/15/41, with a value of $17,120,520,000)	5.300%	3/1/24	17,118,000	17,118,000
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $5,152,760,000, collateralized by U.S. Treasury Note/Bond 1.750%–4.000%, 4/30/29–12/31/29, with a value of $5,280,800,000)	5.310%	3/1/24	5,152,000	5,152,000
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $4,293,633,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 10/15/24–4/15/26, and U.S. Treasury Note/Bond 0.500%–3.500%, 9/15/25–8/15/46, with a value of $4,378,860,000)	5.310%	3/1/24	4,293,000	4,293,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $1,431,211,000, collateralized by U.S. Treasury Note/Bond 1.250%–4.375%, 12/15/26–12/31/26, with a value of $1,459,620,000)	5.310%	3/1/24	1,431,000	1,431,000
Goldman Sachs & Co. (Dated 2/29/24, Repurchase Value $142,021,000, collateralized by U.S. Treasury Note/Bond 4.375%, 11/15/39, with a value of $144,840,000)	5.310%	3/1/24	142,000	142,000
Goldman Sachs & Co. (Dated 2/26/24, Repurchase Value $142,147,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.875%, 4/15/29, with a value of $144,840,000)	5.310%	3/4/24	142,000	142,000
JP Morgan Securities LLC (Dated 2/29/24, Repurchase Value $428,063,000, collateralized by U.S. Treasury Note/Bond 0.500%, 3/31/25, with a value of $436,560,000)	5.310%	3/1/24	428,000	428,000
Natixis SA (Dated 2/29/24, Repurchase Value $142,021,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 1/15/28–2/15/54, and U.S. Treasury Note/Bond 0.375%–5.000%, 8/31/24–2/15/49, with a value of $144,840,000)	5.310%	3/1/24	142,000	142,000
Nomura International plc (Dated 2/29/24, Repurchase Value $142,021,000, collateralized by U.S. Treasury Note/Bond 3.875%–4.250%, 2/28/31–8/15/33, with a value of $144,840,000)	5.310%	3/1/24	142,000	142,000
RBC Capital Markets LLC (Dated 2/27/24, Repurchase Value $71,073,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 7/15/24–2/15/50, and U.S. Treasury Note/Bond 0.500%–3.875%, 10/15/24–2/15/52, with a value of $72,420,000)	5.305%	3/5/24	71,000	71,000
RBC Capital Markets LLC (Dated 2/28/24, Repurchase Value $428,442,000, collateralized by U.S. Treasury Bill 0.000%, 4/16/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 7/15/25–2/15/50, and U.S. Treasury Note/Bond 0.500%–5.000%, 12/15/24–5/15/52, with a value of $436,560,000)	5.310%	3/6/24	428,000	428,000
Royal Bank of Canada (Dated 2/1/24, Repurchase Value $1,591,462,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 7/15/24–7/15/30, and U.S. Treasury Note/Bond 0.250%–4.625%, 3/15/24–2/15/33, with a value of $1,611,600,000)	5.330%	3/21/24	1,580,000	1,580,000
Royal Bank of Canada (Dated 1/31/24, Repurchase Value $647,760,000, collateralized by U.S. Treasury Note/Bond 0.875%–4.375%, 4/15/26–5/15/32, with a value of $655,860,000)	5.330%	3/21/24	643,000	643,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Standard Chartered Bank (Dated 2/29/24, Repurchase Value $715,105,000, collateralized by U.S. Treasury Bill 0.000%, 3/5/24–3/14/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 1/15/28–2/15/52, and U.S. Treasury Note/Bond 0.375%–5.000%, 5/31/24–11/15/53, with a value of $729,408,000)	5.310%	3/1/24	715,000	715,000
Sumitomo Mitsui Banking Corp. (Dated 2/29/24, Repurchase Value $1,087,160,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.875%, 5/31/24–8/15/49, with a value of $1,110,603,000)	5.310%	3/1/24	1,087,000	1,087,000
TD Securities (USA) LLC (Dated 2/29/24, Repurchase Value $228,034,000, collateralized by U.S. Treasury Note/Bond 0.375%–2.000%, 2/15/25–8/15/31, with a value of $232,560,000)	5.320%	3/1/24	228,000	228,000
Total Repurchase Agreements (Cost $38,281,000)				38,281,000
Total Investments (101.9%) (Cost $119,729,772)				119,729,772
Other Assets and Liabilities—Net (-1.9%)				(2,199,356)
Net Assets (100%)				117,530,416
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $81,448,772)	81,448,772
Repurchase Agreements (Cost $38,281,000)	38,281,000
Total Investments in Securities	119,729,772
Investment in Vanguard	3,677
Cash	2
Receivables for Accrued Income	212,885
Receivables for Capital Shares Issued	181,401
Total Assets	120,127,737
Liabilities
Payables for Investment Securities Purchased	2,396,360
Payables for Capital Shares Redeemed	162,771
Payables for Distributions	33,710
Payables to Vanguard	4,480
Total Liabilities	2,597,321
Net Assets	117,530,416
At February 29, 2024, net assets consisted of:

Paid-in Capital	117,530,378
Total Distributable Earnings (Loss)	38
Net Assets	117,530,416

Net Assets
Applicable to 117,517,095,490 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	117,530,416
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest	3,046,807
Total Income	3,046,807
Expenses
The Vanguard Group—Note B
Investment Advisory Services	327
Management and Administrative	52,231
Marketing and Distribution	3,109
Custodian Fees	195
Shareholders’ Reports	441
Trustees’ Fees and Expenses	41
Other Expenses	7
Total Expenses	56,351
Expenses Paid Indirectly	(57)
Net Expenses	56,294
Net Investment Income	2,990,513
Realized Net Gain (Loss) on Investment Securities Sold	77
Net Increase (Decrease) in Net Assets Resulting from Operations	2,990,590

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,990,513	4,284,018
Realized Net Gain (Loss)	77	728
Net Increase (Decrease) in Net Assets Resulting from Operations	2,990,590	4,284,746
Distributions
Total Distributions	(2,991,224)	(4,284,220)
Capital Share Transactions (at $1.00 per share)
Issued	31,117,180	61,590,228
Issued in Lieu of Cash Distributions	2,761,445	3,952,800
Redeemed	(25,346,980)	(45,093,879)
Net Increase (Decrease) from Capital Share Transactions	8,531,645	20,449,149
Total Increase (Decrease)	8,531,011	20,449,675
Net Assets
Beginning of Period	108,999,405	88,549,730
End of Period	117,530,416	108,999,405

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0264	.0435	.0047	.0002	.012	.024
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0006)	.0002	—	—	—
Total from Investment Operations	.0264	.0429	.0049	.0002	.012	.024
Distributions
Dividends from Net Investment Income	(.0264)	(.0429)	(.0048)	(.0002)	(.012)	(.024)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	(.0001)	—	—	—
Total Distributions	(.0264)	(.0429)	(.0049)	(.0002)	(.012)	(.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.67%	4.38%	0.49%	0.02%	1.21%	2.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117,530	$108,999	$88,550	$94,883	$25,704	$18,923
Ratio of Total Expenses to Average Net Assets[4]	0.10%[5]	0.10%[5]	0.08%	0.07%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.31%	4.35%	0.47%	0.02%	1.20%	2.39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for the year ended August 31, 2022 and 0.10% for the year ended August 31, 2021. For the six months ended February 29, 2024, and the years ended August 31, 2023, 2020, and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

Cash Reserves Federal Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $3,677,000, representing less than 0.01% of the fund’s net assets and 1.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $57,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Cash Reserves Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	119,729,772
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 29, 2024
1 - 7 Days	60.9%
8 - 30 Days	16.2
31 - 60 Days	9.8
61 - 90 Days	1.1
91 - 180 Days	11.2
Over 180 Days	0.8

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.0%)
[2]	Fannie Mae Discount Notes	5.404%	3/6/24	103,644	103,568
[2]	Fannie Mae Discount Notes	4.902%	3/8/24	120,517	120,393
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	5.350%	3/1/24	123,000	123,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.350%	3/1/24	111,979	111,986
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.360%	3/1/24	53,202	53,208
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.390%	3/1/24	14,232	14,235
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield - 0.040%	5.286%	3/1/24	165,344	165,343
	Federal Farm Credit Discount Notes	5.394%	3/12/24	772	771
	Federal Farm Credit Discount Notes	5.079%	3/15/24	206,034	205,608
	Federal Home Loan Banks	5.510%	3/8/24	1,026,925	1,026,925
	Federal Home Loan Banks Discount Notes	5.346%–5.398%	3/1/24	1,690,473	1,690,473
	Federal Home Loan Banks Discount Notes	5.404%–5.405%	3/6/24	248,762	248,580
	Federal Home Loan Banks Discount Notes	4.112%	3/7/24	195,994	195,820
	Federal Home Loan Banks Discount Notes	5.346%–5.405%	3/8/24	588,001	587,400
	Federal Home Loan Banks Discount Notes	5.336%	3/13/24	59,665	59,561
	Federal Home Loan Banks Discount Notes	5.433%–5.438%	3/15/24	303,894	303,272
	Federal Home Loan Banks Discount Notes	5.412%	3/19/24	1,412,363	1,408,659
	Federal Home Loan Banks Discount Notes	5.392%–5.431%	3/20/24	19,084	19,031
	Federal Home Loan Banks Discount Notes	5.400%–5.402%	3/21/24	1,531	1,526
	Federal Home Loan Banks Discount Notes	5.210%–5.427%	3/22/24	682,975	680,874
	Federal Home Loan Banks Discount Notes	5.378%	3/27/24	1,078,161	1,074,068
	Federal Home Loan Banks Discount Notes	5.382%–5.413%	4/1/24	262,413	261,224
	Federal Home Loan Banks Discount Notes	5.300%–5.389%	4/3/24	810,393	806,475
	Federal Home Loan Banks Discount Notes	5.391%–5.403%	4/5/24	134,046	133,362
	Federal Home Loan Banks Discount Notes	5.331%–5.395%	4/10/24	391,608	389,325
	Federal Home Loan Banks Discount Notes	5.303%–5.394%	4/12/24	1,351,020	1,342,719
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	4/17/24	838,390	832,611
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	4/19/24	1,277,037	1,267,859
	Federal Home Loan Banks Discount Notes	5.303%	4/24/24	180,601	179,171
	Federal Home Loan Banks Discount Notes	5.303%–5.401%	4/26/24	557,669	553,089
	Federal Home Loan Banks Discount Notes	5.319%–5.405%	5/3/24	768,981	761,893
	Federal Home Loan Banks Discount Notes	5.334%	5/8/24	337,174	333,831
	Federal Home Loan Banks Discount Notes	5.341%	5/10/24	301,779	298,695
	Federal Home Loan Banks Discount Notes	5.379%	5/17/24	531,021	525,081
	Federal Home Loan Banks Discount Notes	5.346%–5.410%	5/22/24	253,128	250,094
	Federal Home Loan Banks Discount Notes	5.351%	5/24/24	620,258	612,638
	Federal Home Loan Banks Discount Notes	5.351%–5.410%	5/29/24	534,315	527,360
	Federal Home Loan Banks Discount Notes	5.351%	5/31/24	60,050	59,251

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.304%	6/5/24	35,499	35,008
	Federal Home Loan Banks Discount Notes	5.406%	6/26/24	12,292	12,083
	Federal Home Loan Banks Discount Notes	5.395%	7/1/24	159,900	157,069
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	1,419,800	1,419,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	1,418,900	1,418,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	950,540	950,540
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	886,100	886,100
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	834,570	834,555
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	783,590	783,590
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	710,300	710,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	710,300	710,300
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	709,705	709,705
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	709,600	709,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	709,600	709,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	709,400	709,400
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	532,500	532,500
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	532,200	532,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	532,000	532,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	531,600	531,600
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	468,175	468,175
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	461,700	461,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	461,700	461,700
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	354,800	354,800
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	354,715	354,715
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	354,715	354,715
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	283,900	283,900
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	248,200	248,200
[3]	Federal Home Loan Banks, SOFR + 0.000%	5.310%	3/1/24	213,000	213,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	1,419,800	1,419,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	1,064,200	1,064,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	1,064,035	1,064,035
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	958,800	958,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	710,300	710,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	709,400	709,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	709,300	709,300
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	603,200	603,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	603,200	603,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	542,500	542,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	532,200	532,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	532,200	532,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	452,900	452,900
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	355,200	355,200
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	354,800	354,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	284,000	284,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	210,800	210,800
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	177,500	177,500
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	177,400	177,400
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	151,000	151,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	150,600	150,600
[3]	Federal Home Loan Banks, SOFR + 0.005%	5.315%	3/1/24	120,200	120,200
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	1,241,545	1,241,545
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	1,094,000	1,094,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	710,000	710,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	709,435	709,435
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	709,400	709,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	392,865	392,865
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	354,750	354,750
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	177,395	177,395
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	151,000	151,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	120,800	120,800
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	60,100	60,100
[3]	Federal Home Loan Banks, SOFR + 0.010%	5.320%	3/1/24	53,200	53,200

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	709,900	709,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	708,900	708,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	708,900	708,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	332,510	332,510
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	301,900	301,900
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	289,100	289,100
[3]	Federal Home Loan Banks, SOFR + 0.015%	5.325%	3/1/24	151,000	151,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	603,100	603,100
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	467,400	467,400
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	249,220	249,220
[3]	Federal Home Loan Banks, SOFR + 0.020%	5.330%	3/1/24	151,000	151,000
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	249,500	249,500
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	248,300	248,300
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	177,400	177,400
[3]	Federal Home Loan Banks, SOFR + 0.025%	5.335%	3/1/24	177,400	177,400
[3]	Federal Home Loan Banks, SOFR + 0.030%	5.340%	3/1/24	178,400	178,400
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.345%	3/1/24	531,440	531,440
[3]	Federal Home Loan Banks, SOFR + 0.035%	5.345%	3/1/24	170,020	170,020
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	705,220	705,220
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	704,995	704,995
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	281,870	281,870
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	211,510	211,510
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	176,200	176,200
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	170,020	170,020
[3]	Federal Home Loan Banks, SOFR + 0.040%	5.350%	3/1/24	123,700	123,700
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	1,233,320	1,233,320
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	1,056,400	1,056,400
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	880,845	880,845
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	812,200	812,200
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	704,360	704,360
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	373,000	373,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	281,875	281,875
[3]	Federal Home Loan Banks, SOFR + 0.045%	5.355%	3/1/24	141,070	141,070
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	2,643,585	2,643,585
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,579,035	1,579,041
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,409,630	1,409,630
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,408,320	1,408,320
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	1,057,200	1,057,200
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	705,300	705,300
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	705,200	705,200
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	704,805	704,805
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	528,000	528,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	245,000	245,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	176,300	176,300
[3]	Federal Home Loan Banks, SOFR + 0.050%	5.360%	3/1/24	105,900	105,900
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	994,000	994,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	704,950	704,950
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	704,950	704,950
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	354,900	354,936
[3]	Federal Home Loan Banks, SOFR + 0.055%	5.365%	3/1/24	176,400	176,400
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	1,395,000	1,395,000
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	1,057,700	1,057,700
[3]	Federal Home Loan Banks, SOFR + 0.060%	5.370%	3/1/24	126,915	126,915
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	1,394,400	1,394,400
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	1,022,200	1,022,200
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	705,000	705,000
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	246,800	246,800
[3]	Federal Home Loan Banks, SOFR + 0.065%	5.375%	3/1/24	246,780	246,780
[3]	Federal Home Loan Banks, SOFR + 0.070%	5.380%	3/1/24	300,520	300,567
[3]	Federal Home Loan Banks, SOFR + 0.085%	5.395%	3/1/24	380,800	380,800
[3]	Federal Home Loan Banks, SOFR + 0.120%	5.430%	3/1/24	25,285	25,285
[2]	Freddie Mac Discount Notes	5.355%	5/30/24	37,874	37,375

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	4.960%	3/5/24	2,870,000	2,868,315
	United States Treasury Bill	5.142%–5.222%	3/7/24	6,095,090	6,089,757
	United States Treasury Bill	4.951%–5.406%	3/12/24	6,316,256	6,306,062
	United States Treasury Bill	5.142%–5.338%	3/14/24	7,650,347	7,635,811
	United States Treasury Bill	4.951%–5.417%	3/19/24	6,997,918	6,979,531
	United States Treasury Bill	5.232%	3/21/24	3,734,000	3,723,088
	United States Treasury Bill	4.951%–5.175%	3/26/24	5,498,256	5,478,169
	United States Treasury Bill	5.289%	3/28/24	455,868	454,070
	United States Treasury Bill	5.147%	4/2/24	5,471,130	5,445,647
	United States Treasury Bill	5.142%–5.232%	4/9/24	7,048,000	7,007,993
	United States Treasury Bill	5.151%–5.207%	4/11/24	9,620,271	9,562,580
	United States Treasury Bill	5.157%	4/16/24	1,000,000	993,292
	United States Treasury Bill	5.227%–5.369%	5/30/24	7,738,142	7,636,585
	United States Treasury Bill	5.160%–5.307%	6/4/24	6,395,561	6,308,076
	United States Treasury Bill	5.087%–5.317%	6/11/24	6,254,122	6,162,237
	United States Treasury Bill	5.122%	6/18/24	3,397,325	3,343,682
	United States Treasury Bill	5.122%	6/25/24	5,563,439	5,469,951
	United States Treasury Bill	5.132%	7/2/24	4,485,836	4,408,359
	United States Treasury Bill	5.253%	8/29/24	2,479,962	2,415,997
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.251%	3/1/24	171,553	171,532
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.363%	3/1/24	2,200,000	2,200,000
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.451%	3/1/24	304,950	304,580
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.495%	3/1/24	137,278	137,212
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.496%	3/1/24	212,304	212,044
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.526%	3/1/24	1,302,500	1,304,128
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.571%	3/1/24	962,786	962,785
Total U.S. Government and Agency Obligations (Cost $190,058,556)					190,058,556
Repurchase Agreements (36.8%)
	Bank of Montreal (Dated 2/2/24, Repurchase Value $370,527,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/24–1/15/33, and U.S. Treasury Note/Bond 0.250%–5.000%, 3/31/24–8/15/33, with a value of $376,380,000)	5.320%	3/1/24	369,000	369,000
	BNP Paribas Securities Corp. (Dated 2/29/24, Repurchase Value $2,141,818,000, collateralized by U.S. Treasury Bill 0.000%, 3/26/24–1/23/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 4/15/28–2/15/54, and U.S. Treasury Note/Bond 0.250%–7.625%, 3/15/24–11/15/52, with a value of $2,175,660,000)	5.315%	3/28/24	2,133,000	2,133,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp. (Dated 2/8/24, Repurchase Value $358,154,000, collateralized by U.S. Treasury Bill 0.000%, 5/23/24–2/20/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/24–2/15/40, and U.S. Treasury Note/Bond 0.250%–6.750%, 3/15/24–2/15/51, with a value of $362,100,000)	5.330%	4/8/24	355,000	355,000
Canadian Imperial Bank of Commerce (Dated 2/1/24, Repurchase Value $2,555,405,000, collateralized by U.S. Treasury Bill 0.000%, 2/20/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 10/15/24–2/15/53, and U.S. Treasury Note/Bond 0.375%–5.000%, 7/31/24–8/15/53, with a value of $2,587,740,000)	5.330%	3/21/24	2,537,000	2,537,000
Canadian Imperial Bank of Commerce (Dated 2/2/24, Repurchase Value $556,923,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.500%, 4/15/26–2/15/52, and U.S. Treasury Note/Bond 0.375%–4.375%, 7/31/24–8/15/53, with a value of $564,060,000)	5.320%	3/21/24	553,000	553,000
Canadian Imperial Bank of Commerce (Dated 1/18/24, Repurchase Value $358,308,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/27–2/15/51, and U.S. Treasury Note/Bond 0.375%–5.000%, 7/31/24–11/15/52, with a value of $362,100,000)	5.325%	3/21/24	355,000	355,000
Canadian Imperial Bank of Commerce (Dated 1/29/24, Repurchase Value $717,094,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 10/15/24–7/15/29, and U.S. Treasury Note/Bond 0.375%–4.375%, 7/31/24–2/15/51, with a value of $725,220,000)	5.320%	3/27/24	711,000	711,000
Citigroup Global Markets Inc. (Dated 2/28/24, Repurchase Value $3,557,676,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.375%, 4/15/25–7/15/25, and U.S. Treasury Note/Bond 0.250%–7.625%, 2/15/25–7/31/25, with a value of $3,625,080,000)	5.320%	3/6/24	3,554,000	3,554,000
Credit Agricole Securities (Dated 2/29/24, Repurchase Value $818,121,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.625%, 2/28/25–5/15/32, with a value of $834,360,000)	5.305%	3/1/24	818,000	818,000
Federal Reserve Bank of New York (Dated 2/29/24, Repurchase Value $54,858,075,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.875%, 4/15/29, and U.S. Treasury Note/Bond 0.625%–4.750%, 8/15/27–11/15/46, with a value of $54,858,075,000)	5.300%	3/1/24	54,850,000	54,850,000
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $12,795,887,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.625%, 12/31/29–11/15/32, with a value of $13,113,850,000)	5.310%	3/1/24	12,794,000	12,794,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $10,663,573,000, collateralized by U.S. Treasury Bill 0.000%, 6/18/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%, 4/15/25, and U.S. Treasury Note/Bond 0.250%–6.125%, 9/30/24–11/15/51, with a value of $10,875,240,000)	5.310%	3/1/24	10,662,000	10,662,000
Fixed Income Clearing Corp. (Dated 2/29/24, Repurchase Value $3,554,524,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.625%, 7/15/26–12/15/26, with a value of $3,625,080,000)	5.310%	3/1/24	3,554,000	3,554,000
Goldman Sachs & Co. (Dated 2/29/24, Repurchase Value $356,053,000, collateralized by U.S. Treasury Bill 0.000%, 4/9/24–7/25/24, U.S. Treasury Inflation Indexed Note/Bond 0.375%, 1/15/27, and U.S. Treasury Note/Bond 0.375%–4.625%, 5/15/24–11/15/48, with a value of $363,120,000)	5.310%	3/1/24	356,000	356,000
Goldman Sachs & Co. (Dated 2/26/24, Repurchase Value $356,368,000, collateralized by U.S. Treasury Bill 0.000%, 4/30/24, and U.S. Treasury Note/Bond 1.750%–2.625%, 12/31/26–2/15/50, with a value of $363,120,000)	5.310%	3/4/24	356,000	356,000
JP Morgan Securities LLC (Dated 2/29/24, Repurchase Value $1,067,157,000, collateralized by U.S. Treasury Note/Bond 0.500%–3.750%, 4/15/26–10/31/27, with a value of $1,088,340,000)	5.310%	3/1/24	1,067,000	1,067,000
Natixis SA (Dated 2/29/24, Repurchase Value $356,053,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.625%–2.125%, 7/15/32–2/15/54, and U.S. Treasury Note/Bond 0.250%–6.125%, 3/15/24–11/15/52, with a value of $363,120,000)	5.310%	3/1/24	356,000	356,000
Nomura International plc (Dated 2/29/24, Repurchase Value $356,053,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.000%, 10/15/24–1/15/29, and U.S. Treasury Note/Bond 1.250%–4.875%, 12/31/26–11/15/43, with a value of $363,120,000)	5.310%	3/1/24	356,000	356,000
RBC Capital Markets LLC (Dated 2/27/24, Repurchase Value $178,184,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/25–2/15/52, and U.S. Treasury Note/Bond 1.375%–4.375%, 12/31/28–5/15/52, with a value of $181,560,000)	5.305%	3/5/24	178,000	178,000
RBC Capital Markets LLC (Dated 2/28/24, Repurchase Value $1,068,102,000, collateralized by U.S. Treasury Bill 0.000%, 4/16/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 4/15/25–2/15/49, and U.S. Treasury Note/Bond 0.625%–5.000%, 6/30/24–8/15/52, with a value of $1,088,340,000)	5.310%	3/6/24	1,067,000	1,067,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Royal Bank of Canada (Dated 2/1/24, Repurchase Value $3,931,315,000, collateralized by U.S. Treasury Bill 0.000%, 3/28/24–5/28/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.375%, 4/15/25–1/15/27, and U.S. Treasury Note/Bond 0.250%–4.875%, 3/15/24–2/15/54, with a value of $3,981,060,000)	5.330%	3/21/24	3,903,000	3,903,000
Royal Bank of Canada (Dated 1/31/24, Repurchase Value $1,861,680,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/24–2/15/52, and U.S. Treasury Note/Bond 0.250%–7.500%, 3/31/24–11/15/53, with a value of $1,884,960,000)	5.330%	3/21/24	1,848,000	1,848,000
Standard Chartered Bank (Dated 2/29/24, Repurchase Value $1,777,262,000, collateralized by U.S. Treasury Note/Bond 0.250%–5.000%, 3/15/24–8/15/53, with a value of $1,812,807,000)	5.310%	3/1/24	1,777,000	1,777,000
Sumitomo Mitsui Banking Corp. (Dated 2/29/24, Repurchase Value $2,701,398,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.875%, 5/31/24–2/15/51, with a value of $2,766,642,000)	5.310%	3/1/24	2,701,000	2,701,000
TD Securities (USA) LLC (Dated 2/29/24, Repurchase Value $569,084,000, collateralized by U.S. Treasury Note/Bond 2.250%–4.750%, 11/15/24–2/15/52, with a value of $580,380,000)	5.320%	3/1/24	569,000	569,000
Total Repurchase Agreements (Cost $107,779,000)				107,779,000
Total Investments (101.8%) (Cost $297,837,556)				297,837,556
Other Assets and Liabilities—Net (-1.8%)				(5,403,770)
Net Assets (100%)				292,433,786
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $190,058,556)	190,058,556
Repurchase Agreements (Cost $107,779,000)	107,779,000
Total Investments in Securities	297,837,556
Investment in Vanguard	9,080
Cash	3
Receivables for Accrued Income	518,462
Receivables for Capital Shares Issued	314,081
Other Assets	10,500
Total Assets	298,689,682
Liabilities
Payables for Investment Securities Purchased	5,951,915
Payables for Capital Shares Redeemed	240,397
Payables for Distributions	51,361
Payables to Vanguard	12,223
Total Liabilities	6,255,896
Net Assets	292,433,786
At February 29, 2024, net assets consisted of:

Paid-in Capital	292,434,156
Total Distributable Earnings (Loss)	(370)
Net Assets	292,433,786

Net Assets
Applicable to 292,433,646,040 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	292,433,786
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest	7,439,216
Total Income	7,439,216
Expenses
The Vanguard Group—Note B
Investment Advisory Services	801
Management and Administrative	134,938
Marketing and Distribution	11,343
Custodian Fees	475
Shareholders’ Reports	3,682
Trustees’ Fees and Expenses	105
Other Expenses	7
Total Expenses	151,351
Expenses Paid Indirectly	(116)
Net Expenses	151,235
Net Investment Income	7,287,981
Realized Net Gain (Loss) on Investment Securities Sold	99
Net Increase (Decrease) in Net Assets Resulting from Operations	7,288,080

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,287,981	10,078,797
Realized Net Gain (Loss)	99	860
Net Increase (Decrease) in Net Assets Resulting from Operations	7,288,080	10,079,657
Distributions
Total Distributions	(7,287,983)	(10,078,914)
Capital Share Transactions (at $1.00 per share)
Issued	78,080,155	127,209,761
Issued in Lieu of Cash Distributions	6,949,508	9,550,042
Redeemed	(52,584,629)	(93,313,186)
Net Increase (Decrease) from Capital Share Transactions	32,445,034	43,446,617
Total Increase (Decrease)	32,445,131	43,447,360
Net Assets
Beginning of Period	259,988,655	216,541,295
End of Period	292,433,786	259,988,655

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0264	.0432	.0050	.0002	.010	.022
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0005)	(.0002)	—	—	—
Total from Investment Operations	.0264	.0427	.0048	.0002	.010	.022
Distributions
Dividends from Net Investment Income	(.0264)	(.0427)	(.0048)	(.0002)	(.010)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0264)	(.0427)	(.0048)	(.0002)	(.010)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.67%	4.36%	0.48%	0.02%	1.03%	2.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$292,434	$259,989	$216,541	$194,385	$197,525	$132,966
Ratio of Total Expenses to Average Net Assets[3]	0.11%[4]	0.11%[4]	0.09%	0.09%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	5.30%	4.32%	0.50%	0.02%	0.93%	2.24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for the year ended August 31, 2022 and 0.11% for the year ended August 31, 2021. For the six months ended February 29, 2024, and the years ended August 31, 2023, 2020, and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

Federal Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $9,080,000, representing less than 0.01% of the fund’s net assets and 3.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $116,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	297,837,556
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $467,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 29, 2024
1 - 7 Days	14.9%
8 - 30 Days	35.7
31 - 60 Days	25.9
61 - 90 Days	3.5
91 - 180 Days	18.6
Over 180 Days	1.4

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (106.1%)
	United States Treasury Bill	4.561%–5.387%	3/5/24	6,795,112	6,791,124
	United States Treasury Bill	5.142%–5.378%	3/7/24	3,256,283	3,253,425
	United States Treasury Bill	4.561%–5.393%	3/12/24	5,531,422	5,522,505
	United States Treasury Bill	5.142%–5.232%	3/14/24	4,666,562	4,657,679
	United States Treasury Bill	3.953%–5.373%	3/19/24	5,016,726	5,004,016
	United States Treasury Bill	5.142%	3/21/24	2,955,000	2,946,332
	United States Treasury Bill	4.951%–5.175%	3/26/24	6,862,000	6,836,892
	United States Treasury Bill	5.289%	3/28/24	1,500,000	1,494,083
	United States Treasury Bill	4.941%–5.385%	4/2/24	5,707,899	5,683,221
	United States Treasury Bill	5.142%–5.391%	4/4/24	4,852,961	4,828,760
	United States Treasury Bill	4.946%–5.147%	4/9/24	2,941,000	2,924,251
	United States Treasury Bill	4.946%	4/16/24	632,890	628,628
	United States Treasury Bill	4.951%–5.406%	4/23/24	5,177,672	5,137,417
	United States Treasury Bill	5.202%	5/16/24	2,600,000	2,571,293
	United States Treasury Bill	5.227%–5.369%	5/30/24	2,312,000	2,281,638
	United States Treasury Bill	5.160%–5.307%	6/4/24	1,491,141	1,470,744
	United States Treasury Bill	5.087%–5.317%	6/11/24	4,451,163	4,385,813
	United States Treasury Bill	5.122%	6/18/24	3,500,000	3,444,735
	United States Treasury Bill	5.122%	6/25/24	2,300,062	2,261,412
	United States Treasury Bill	5.253%	8/29/24	1,037,000	1,010,253
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.451%	3/1/24	70,593	70,507
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.140%	5.466%	3/1/24	200,000	200,144
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.495%	3/1/24	281,739	281,908
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.496%	3/1/24	49,022	48,962
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.526%	3/1/24	214,000	214,268

Treasury Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.571%	3/1/24	224,091	224,091
Total U.S. Government and Agency Obligations (Cost $74,174,101)					74,174,101
Total Investments (106.1%) (Cost $74,174,101)					74,174,101
Other Assets and Liabilities—Net (-6.1%)					(4,266,552)
Net Assets (100%)					69,907,549
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $74,174,101)	74,174,101
Investment in Vanguard	2,117
Cash	1
Receivables for Accrued Income	4,750
Receivables for Capital Shares Issued	292,453
Other Assets	3,298
Total Assets	74,476,720
Liabilities
Payables for Investment Securities Purchased	4,391,691
Payables for Capital Shares Redeemed	146,511
Payables for Distributions	28,597
Payables to Vanguard	2,372
Total Liabilities	4,569,171
Net Assets	69,907,549
At February 29, 2024, net assets consisted of:

Paid-in Capital	69,907,846
Total Distributable Earnings (Loss)	(297)
Net Assets	69,907,549

Net Assets
Applicable to 69,904,806,241 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,907,549
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest	1,687,973
Total Income	1,687,973
Expenses
The Vanguard Group—Note B
Investment Advisory Services	184
Management and Administrative	25,098
Marketing and Distribution	2,601
Custodian Fees	135
Shareholders’ Reports	134
Trustees’ Fees and Expenses	24
Other Expenses	7
Total Expenses	28,183
Expenses Paid Indirectly	(7)
Net Expenses	28,176
Net Investment Income	1,659,797
Realized Net Gain (Loss) on Investment Securities Sold	158
Net Increase (Decrease) in Net Assets Resulting from Operations	1,659,955

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,659,797	1,952,733
Realized Net Gain (Loss)	158	321
Net Increase (Decrease) in Net Assets Resulting from Operations	1,659,955	1,953,054
Distributions
Total Distributions	(1,659,798)	(1,952,743)
Capital Share Transactions (at $1.00 per share)
Issued	35,400,700	63,059,684
Issued in Lieu of Cash Distributions	1,480,713	1,755,170
Redeemed	(25,311,713)	(40,832,284)
Net Increase (Decrease) from Capital Share Transactions	11,569,700	23,982,570
Total Increase (Decrease)	11,569,857	23,982,881
Net Assets
Beginning of Period	58,337,692	34,354,811
End of Period	69,907,549	58,337,692

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0264	.0437	.0045	.0003	.010	.022
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0015)	—	—	—	—
Total from Investment Operations	.0264	.0422	.0045	.0003	.010	.022
Distributions
Dividends from Net Investment Income	(.0264)	(.0422)	(.0045)	(.0003)	(.010)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0264)	(.0422)	(.0045)	(.0003)	(.010)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	2.67%	4.31%	0.45%	0.03%	1.05%	2.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,908	$58,338	$34,355	$35,744	$38,547	$28,428
Ratio of Total Expenses to Average Net Assets[3]	0.09%[4]	0.09%[4]	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	5.30%	4.37%	0.45%	0.03%	0.95%	2.23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for the year ended August 31, 2022 and 0.09% for the year ended August 31, 2021. For the six months ended February 29, 2024, and the years ended August 31, 2023, 2020, and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

Treasury Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $2,117,000, representing less than 0.01% of the fund’s net assets and 0.85% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Treasury Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	74,174,101
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $454,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q302 042024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

VANGUARD MONEY MARKET RESERVES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 25, 2024

*By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.